Restructuring Activities - Components of Restructuring Accrual, Spending and Other Activity and Accrual Balance Remaining (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
EQIP [Member]
Restructuring Cost And Reserve [Line Items]
EQIP restructuring accrual at December 31, 2012
Accrual and accrual adjustments	80.8
Cash payments during 2013	(26.2)
Effect of changes in foreign currency exchange rates	1.3
EQIP restructuring accrual at December 31, 2013	55.9
IOP [Member]
Restructuring Cost And Reserve [Line Items]
EQIP restructuring accrual at December 31, 2012	88.2
Revision to accrual	(10.9)
Accrual and accrual adjustments	3.9
Cash payments during 2013	(55.3)
Effect of changes in foreign currency exchange rates	(1.4)
EQIP restructuring accrual at December 31, 2013	$ 24.5